COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES - Commissions and Fees Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions and fees
Commissions and fees revenue	$ 13,672	$ 11,385	$ 11,746
Investment banking
Commissions and fees
Commissions and fees revenue	6,007	4,483	3,767
Brokerage commissions
Commissions and fees
Commissions and fees revenue	3,236	2,960	2,612
Credit and bank card income, interchange fees
Commissions and fees
Commissions and fees revenue	9,821	8,004	9,843
Credit and bank card income, card-related loan fees
Commissions and fees
Commissions and fees revenue	695	649	778
Credit and bank card income, card rewards and partner payments
Commissions and fees
Commissions and fees revenue	(10,235)	(8,673)	(9,574)
Deposit-related fees
Commissions and fees
Commissions and fees revenue	1,331	1,334	1,518
Transactional service fees
Commissions and fees
Commissions and fees revenue	1,098	974	947
Corporate finance
Commissions and fees
Commissions and fees revenue	709	457	616
Insurance distribution revenue
Commissions and fees
Commissions and fees revenue	473	503	536
Insurance premiums
Commissions and fees
Commissions and fees revenue	94	125	186
Loan servicing
Commissions and fees
Commissions and fees revenue	98	137	154
Other
Commissions and fees
Commissions and fees revenue	345	432	363
Overdraft fees
Commissions and fees
Commissions and fees revenue	107	100	127
Commissions and fees
Commissions and fees
Revenue not accounted for under ASC 606	(8,516)	(7,160)	(7,695)
ICG
Commissions and fees
Commissions and fees revenue	10,986	8,870	8,407
ICG | Investment banking
Commissions and fees
Commissions and fees revenue	6,007	4,483	3,767
ICG | Brokerage commissions
Commissions and fees
Commissions and fees revenue	1,770	1,700	1,504
ICG | Credit and bank card income, interchange fees
Commissions and fees
Commissions and fees revenue	817	704	1,222
ICG | Credit and bank card income, card-related loan fees
Commissions and fees
Commissions and fees revenue	27	22	59
ICG | Credit and bank card income, card rewards and partner payments
Commissions and fees
Commissions and fees revenue	(405)	(380)	(691)
ICG | Deposit-related fees
Commissions and fees
Commissions and fees revenue	1,034	936	1,012
ICG | Transactional service fees
Commissions and fees
Commissions and fees revenue	968	857	801
ICG | Corporate finance
Commissions and fees
Commissions and fees revenue	705	453	609
ICG | Insurance distribution revenue
Commissions and fees
Commissions and fees revenue	0	0	0
ICG | Insurance premiums
Commissions and fees
Commissions and fees revenue	0	0	0
ICG | Loan servicing
Commissions and fees
Commissions and fees revenue	43	80	77
ICG | Other
Commissions and fees
Commissions and fees revenue	20	15	47
PBWM
Commissions and fees
Commissions and fees revenue	915	884	1,222
PBWM | Investment banking
Commissions and fees
Commissions and fees revenue	0	0	0
PBWM | Brokerage commissions
Commissions and fees
Commissions and fees revenue	1,035	874	786
PBWM | Credit and bank card income, interchange fees
Commissions and fees
Commissions and fees revenue	8,119	6,526	7,619
PBWM | Credit and bank card income, card-related loan fees
Commissions and fees
Commissions and fees revenue	292	241	255
PBWM | Credit and bank card income, card rewards and partner payments
Commissions and fees
Commissions and fees revenue	(9,296)	(7,688)	(8,317)
PBWM | Deposit-related fees
Commissions and fees
Commissions and fees revenue	196	255	269
PBWM | Transactional service fees
Commissions and fees
Commissions and fees revenue	22	20	22
PBWM | Corporate finance
Commissions and fees
Commissions and fees revenue	4	4	7
PBWM | Insurance distribution revenue
Commissions and fees
Commissions and fees revenue	309	318	350
PBWM | Insurance premiums
Commissions and fees
Commissions and fees revenue	10	6	6
PBWM | Loan servicing
Commissions and fees
Commissions and fees revenue	38	28	54
PBWM | Other
Commissions and fees
Commissions and fees revenue	186	300	171
LF
Commissions and fees
Commissions and fees revenue	1,766	1,627	2,114
LF | Investment banking
Commissions and fees
Commissions and fees revenue	0	0	0
LF | Brokerage commissions
Commissions and fees
Commissions and fees revenue	431	386	322
LF | Credit and bank card income, interchange fees
Commissions and fees
Commissions and fees revenue	885	774	1,002
LF | Credit and bank card income, card-related loan fees
Commissions and fees
Commissions and fees revenue	376	386	464
LF | Credit and bank card income, card rewards and partner payments
Commissions and fees
Commissions and fees revenue	(534)	(605)	(566)
LF | Deposit-related fees
Commissions and fees
Commissions and fees revenue	101	143	237
LF | Transactional service fees
Commissions and fees
Commissions and fees revenue	108	97	124
LF | Corporate finance
Commissions and fees
Commissions and fees revenue	0	0	0
LF | Insurance distribution revenue
Commissions and fees
Commissions and fees revenue	164	185	186
LF | Insurance premiums
Commissions and fees
Commissions and fees revenue	84	119	180
LF | Loan servicing
Commissions and fees
Commissions and fees revenue	17	29	23
LF | Other
Commissions and fees
Commissions and fees revenue	134	113	142
Corporate/Other
Commissions and fees
Commissions and fees revenue	5	4	3
Corporate/Other | Investment banking
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Brokerage commissions
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Credit and bank card income, interchange fees
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Credit and bank card income, card-related loan fees
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Credit and bank card income, card rewards and partner payments
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Deposit-related fees
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Transactional service fees
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Corporate finance
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Insurance distribution revenue
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Insurance premiums
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Loan servicing
Commissions and fees
Commissions and fees revenue	0	0	0
Corporate/Other | Other
Commissions and fees
Commissions and fees revenue	$ 5	$ 4	$ 3